Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,650,000,000
Previously Paid Amount	0
Total Fee Amount	227,865
Total Offset Amount
Net Fee	$ 227,865
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A